FINANCIAL INSTRUMENTS (Details 1) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	$ 282,508	$ 666,667
Long-term investment
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	282,508	666,667
Long-term investment | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	166,667	500,000
Long-term investment | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	115,841	166,667
Long-term investment | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	$ 0	$ 0